Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized/designated	5,000,000	5,000,000	5,000,000
Preferred stock outstanding		0
Common stock shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	500,000,000	500,000,000	500,000,000
Common stock shares issued	70,990,763	70,550,763	20,318,815
Common stock shares outstanding	70,990,763	70,550,763	20,318,815
Series A Preferred Stock [Member]
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized/designated	1,250,000	1,250,000	1,250,000
Preferred stock issued	0	0	0
Preferred stock outstanding	0	0	0
Series B Preferred Stock [Member]
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized/designated	1,500,000	1,500,000	1,500,000
Preferred stock issued	0	0	0
Preferred stock outstanding	0	0	0